SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	Dec. 31, 2014
Amortized Cost
Due in one year or less	$ 2,276,239
Due after one year through five years	19,480,607
Due after five years through ten years	35,466,514
Due after ten years	14,130,578
Available for Sale, Amortized Cost	104,157,471
Fair Value
Due in one year or less	2,309,843
Due after one year through five years	19,406,226
Due after five years through ten years	35,571,103
Due after ten years	14,401,042
Fair Value	104,470,692
Other securities - non-maturing
Amortized Cost
Securities without a single maturity date	3,501
Fair Value
Securities without a single maturity date	3,501
Mortgage-backed: residential
Amortized Cost
Securities without a single maturity date	32,800,032
Fair Value
Securities without a single maturity date	$ 32,778,977